Insurance Contract Liabilities and Reinsurance Assets - Summary of Composition of Insurance Contract Liabilities and Reinsurance Assets by Line of Business and Reporting Segment (Detail) - CAD ($)
$ in Millions
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	$ 347,744	$ 339,785
Total reinsurance ceded	44,531	45,769
Total, gross of reinsurance ceded	392,275	385,554	$ 351,161
Other insurance contract liabilities [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Total, gross of reinsurance ceded	15,472	14,377	$ 13,219
Gross insurance contract liabilities [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	347,744	339,785
Total reinsurance ceded	44,531	45,769
Total, gross of reinsurance ceded	392,275	385,554
Gross insurance contract liabilities [Member] | Corporate and other [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	(291)	(458)
Total reinsurance ceded	202	324
Total, gross of reinsurance ceded	(89)	(134)
Gross insurance contract liabilities [Member] | Asia [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	111,432	102,958
Total reinsurance ceded	2,749	2,127
Total, gross of reinsurance ceded	114,181	105,085
Gross insurance contract liabilities [Member] | Canada [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	89,373	90,346
Total reinsurance ceded	430	443
Total, gross of reinsurance ceded	89,803	90,789
Gross insurance contract liabilities [Member] | U.S. [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	147,230	146,939
Total reinsurance ceded	41,150	42,875
Total, gross of reinsurance ceded	188,380	189,814
Gross insurance contract liabilities [Member] | Individual insurance participating [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	86,695	76,480
Total reinsurance ceded	8,144	8,780
Total, gross of reinsurance ceded	94,839	85,260
Gross insurance contract liabilities [Member] | Individual insurance participating [Member] | Asia [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	64,586	55,262
Gross insurance contract liabilities [Member] | Individual insurance participating [Member] | Canada [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	13,518	12,796
Gross insurance contract liabilities [Member] | Individual insurance participating [Member] | U.S. [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	8,591	8,422
Gross insurance contract liabilities [Member] | Individual insurance non-participating [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	151,108	148,715
Total reinsurance ceded	20,767	19,944
Total, gross of reinsurance ceded	171,875	168,659
Gross insurance contract liabilities [Member] | Individual insurance non-participating [Member] | Corporate and other [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	(676)	(684)
Gross insurance contract liabilities [Member] | Individual insurance non-participating [Member] | Asia [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	36,387	36,930
Gross insurance contract liabilities [Member] | Individual insurance non-participating [Member] | Canada [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	44,320	44,468
Gross insurance contract liabilities [Member] | Individual insurance non-participating [Member] | U.S. [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	71,077	68,001
Gross insurance contract liabilities [Member] | Annuities and pensions [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	37,452	41,902
Total reinsurance ceded	14,681	16,065
Total, gross of reinsurance ceded	52,133	57,967
Gross insurance contract liabilities [Member] | Annuities and pensions [Member] | Corporate and other [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	22	34
Gross insurance contract liabilities [Member] | Annuities and pensions [Member] | Asia [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	6,869	7,114
Gross insurance contract liabilities [Member] | Annuities and pensions [Member] | Canada [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	16,554	18,462
Gross insurance contract liabilities [Member] | Annuities and pensions [Member] | U.S. [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	14,007	16,292
Gross insurance contract liabilities [Member] | Other insurance contract liabilities [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	72,489	72,688
Total reinsurance ceded	939	980
Total, gross of reinsurance ceded	73,428	73,668
Gross insurance contract liabilities [Member] | Other insurance contract liabilities [Member] | Corporate and other [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	363	192
Gross insurance contract liabilities [Member] | Other insurance contract liabilities [Member] | Asia [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	3,590	3,652
Gross insurance contract liabilities [Member] | Other insurance contract liabilities [Member] | Canada [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	14,981	14,620
Gross insurance contract liabilities [Member] | Other insurance contract liabilities [Member] | U.S. [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	$ 53,555	$ 54,224